S-K 1602, SPAC Registered Offerings	Oct. 05, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 12 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 12 months, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of June 30, 2026
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.08	$5.36	$4.64	$4.31	$5.69	$2.64	$7.36	$(0.39)	$10.39
Assuming No Exercise of Over-Allotment Option
$6.07	$5.34	$4.66	$4.29	$5.71	$2.64	$7.36	$(0.38)	$10.38

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Initial Business Combination

We are not presently engaged in, and we will not engage in, any substantive commercial business for an indefinite period of time following this offering. We intend to utilize cash derived from the proceeds of this offering and the private placement units, as well as our equity, debt or a combination of these, in effecting a business combination which has not yet been identified. Accordingly, investors in this offering are investing without first having an opportunity to evaluate the specific merits or risks of any one or more business combinations. A business combination may involve the acquisition of, or merger with, a company which does not need substantial additional capital but which desires to establish a public trading market for its shares, while avoiding what it may deem to be adverse consequences of undertaking a public offering itself, which may include time delays related to legal, regulatory and market uncertainty, significant expense and loss of voting control. In the alternative, we may seek to consummate a business combination with a company that may be financially unstable or in its early stages of development or growth. While we may also seek to effect simultaneous business combinations with more than one target business, we expect that we will seek to effect only a single business combination if we believe that limited resources and time constraints would meaningfully inhibit our ability to close multiple combinations simultaneously.

We will either (1) seek shareholder approval of our initial business combination at a meeting called for such purpose at which shareholders may seek to redeem all or a portion of their public shares, regardless of whether they abstain, vote for or against or vote at all with respect to the proposed business combination, or (2) provide our shareholders with the opportunity to sell their shares to us by means of a tender offer without a shareholder vote, in each case for an amount equal to their pro rata share of the aggregate amount then on deposit in the trust account (net of permitted withdrawals), subject to the limitations described herein. The decision as to whether we will seek shareholder approval of our proposed business combination or allow shareholders to sell their shares to us in a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require us to seek shareholder approval. Unlike other blank check companies which require shareholder votes and conduct proxy solicitations in conjunction with their initial business combinations and related redemptions of public shares for cash upon consummation of such initial business combinations even when a vote is not required by law, we will have the flexibility to avoid such shareholder vote and allow our shareholders to sell their shares pursuant to the tender offer rules of the SEC. In that case, we will file tender offer documents with the SEC, which will contain substantially the same financial and other information about the initial business combination as is required under the SEC’s proxy rules. If we seek shareholder approval of our initial business combination, we will consummate our initial business combination only if we obtain the approval of an ordinary resolution under Cayman Islands law and our amended and restated memorandum and articles of association, or a special resolution under Cayman Islands law and our amended and restated memorandum and articles of association, to the extent that such business combination is structured as a statutory merger or consolidation with another company under Cayman Islands law.

We will have until the date that is 12 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve to consummate an initial business combination. If we are unable to consummate an initial business combination within such time period, we will, as promptly as reasonably possible but not more than 10 business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including any interest earned on the funds held in the trust account, net of permitted withdrawals, and up to $100,000 of interest to pay dissolution expenses, divided by the number of then issued and outstanding public shares, which redemption will completely extinguish the public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law and as further described herein, and then seek to liquidate and dissolve. We expect the pro rata redemption price to be approximately $10.00 per Class A ordinary share (regardless of whether or not the underwriter exercises its over-allotment option), without taking into account any interest earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts due to potential claims of creditors, which may take priority over the claims of our public shareholders.

If we anticipate that we may be unable to consummate our initial business combination within such 12 months, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our Sponsor’s investment in our founder shares, our private placement units (and any underlying securities) may be worthless.

Our initial business combination must occur with one or more target businesses that together have a fair market value of at least 80% of the assets held in the trust account (excluding any deferred underwriting commissions and taxes payable on interest earned) at the time of the agreement to enter into the initial business combination. The fair market value of the target or targets will be determined by our board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). Even though our board of directors will rely on generally accepted standards, our board of directors will have discretion to select the standards employed. In addition, the application of the standards generally involves a substantial degree of judgment. Accordingly, investors will be relying on the business judgment of our board of directors in evaluating the fair market value of the target or targets. The proxy solicitation materials or tender offer documents used by us in connection with any proposed transaction will provide public shareholders with our analysis of the fair market value of the target business, as well as the basis for our determinations. If our board of directors is not able independently to determine the fair market value of the target business or businesses, we may, in our sole discretion, obtain an opinion from an independent investment banking firm, or another independent entity that commonly renders valuation opinions on the type of target business we are seeking to acquire, with respect to the satisfaction of such criteria. However, unless we consummate our initial business combination with an affiliated entity, our board of directors is not required to obtain an opinion from an independent investment banking firm or another independent entity that the price we are paying is fair to our shareholders from a financial point of view.

As described below adjacent to the caption “- The Offering - Offering proceeds to be held in the trust account,” the Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the units must be deposited in a trust account. Of the $103,780,000 (or $119,080,000 if the underwriter’s over-allotment option is exercised in full) gross proceeds we will receive from this offering and the sale of the private placement units, an aggregate of $100,000,000 (or $10.00 per unit), or $115,000,000 (or $10.00 per unit) if the underwriter’s over-allotment option is exercised in full, will be placed in a segregated trust account located in the United States and established by Continental Stock Transfer & Trust Company acting as trustee pursuant to an agreement to be signed on the date of this prospectus. The funds in the trust account will be invested only in specified U.S. government treasury bills or in specified money market funds or in an interest-bearing demand deposit account.

We currently anticipate structuring a business combination to acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination where we merge directly with the target business or where we acquire less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital of a target. In this case, we could acquire a 100% controlling interest in the target; however, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test, as described above.

As more fully discussed in “Management - Conflicts of Interest,” if any of our officers or directors becomes aware of a business combination opportunity that falls within the line of business of any entity to which he or she has fiduciary or contractual obligations, he or she may be required to present such business combination opportunity to such entity prior to presenting such business combination opportunity to us. Certain of our directors currently have, and any of our officers or directors may in the future have, certain relevant fiduciary duties or contractual obligations.

In addition, our Sponsor, officers and directors may participate in the formation of, or become an officer or director of, any other blank check company prior to completion of our initial business combination. As a result, our Sponsor, officers or directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. In such event, such companies may present additional conflicts of interest in pursuing an acquisition target. However, we do not believe that any potential conflicts would materially affect our ability to complete our initial business combination.

De-SPAC Consummation Timeframe, How Extended [Text Block]

We will have until the date that is 12 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve to consummate an initial business combination. If we are unable to consummate an initial business combination within such time period, we will, as promptly as reasonably possible but not more than 10 business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including any interest earned on the funds held in the trust account, net of permitted withdrawals, and up to $100,000 of interest to pay dissolution expenses, divided by the number of then issued and outstanding public shares, which redemption will completely extinguish the public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law and as further described herein, and then seek to liquidate and dissolve. We expect the pro rata redemption price to be approximately $10.00 per Class A ordinary share (regardless of whether or not the underwriter exercises its over-allotment option), without taking into account any interest earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts due to potential claims of creditors, which may take priority over the claims of our public shareholders.

If we anticipate that we may be unable to consummate our initial business combination within such 12 months, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest (which interest will be net of permitted withdrawals), divided by the number of then issued and outstanding public shares, subject to the limitations described herein or any greater net tangible asset or cash requirement that may be contained in the agreement relating to our initial business combination.
SPAC, Securities Offered, Redemption Rights [Text Block]	Manner of conducting redemptions: We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, the initial business combination, all or a portion of their public shares upon the completion of our initial business combination either (1) in connection with a general meeting called to approve the business combination or (2) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval, while direct mergers with our company and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We currently intend to conduct redemptions in connection with a shareholder vote unless shareholder approval is not required by applicable law or stock exchange rule or we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other reasons.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units must be deposited in a trust account. Of the gross proceeds of this offering and the sale of the private placement units, a total of $100,000,000 (or $115,000,000 if the underwriter’s over-allotment option is exercised in full), will be placed in a segregated trust account (the “Trust Account”) located in the United States and established by Continental Stock Transfer & Trust Company acting as trustee, and will be invested only in U.S. government treasury bills, notes and bonds with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act and which invest solely in U.S. Treasuries or be held in an interest bearing demand deposit account. Except for all interest income that may be released to us for permitted withdrawals, none of the funds held in the Trust Account will be released from the Trust Account until the earlier of: (1) the completion of our initial business combination within the required time period; (2) our redemption of 100% of the outstanding public shares if we have not completed an initial business combination within 12 months from the closing of this offering; and (3) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) in a manner that would affect the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the required time period or (B) with respect to any other material provision relating to our pre-business combination activity and related shareholders’ rights.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our initial business combination. If our initial business combination is paid for using shares or debt securities, or not all of the funds released from the trust account are used for payment of the purchase price in connection with our business combination, we may apply the cash released from the trust account that is not applied to the purchase price for general corporate purposes, including for maintenance or expansion of operations of acquired businesses, the payment of principal or interest due on indebtedness incurred in consummating the initial business combination, to fund the purchase of other companies or for working capital. We believe that amounts not held in the Trust Account will be sufficient to pay the costs and expenses to which such proceeds are allocated. This belief is based on the fact that while we may begin preliminary due diligence of a target business in connection with an indication of interest, we intend to undertake in-depth due diligence, depending on the circumstances of the relevant prospective acquisition, only after we have negotiated and signed a letter of intent or other preliminary agreement that addresses the terms of our initial business combination. However, if our estimate of the costs of undertaking in-depth due diligence and negotiating our initial business combination is less than the actual amount necessary to do so, we may be required to raise additional capital, the amount, availability and cost of which is currently unascertainable. In this event, we could seek such additional capital through loans or additional investments from members of our Sponsor or an affiliate of our Sponsor or our executive officers and directors, but such members of our management team are not under any obligation to advance funds to, or invest in, us.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,000,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing either to consummate our initial business combination or because we become obligated to redeem a significant number of our public shares upon consummation of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination. Subject to compliance with applicable securities laws, we would only consummate such financing simultaneously with the consummation of our initial business combination. Following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)
Increase attributable to public shareholders	6.12	6.13	5.39	5.41	4.34	4.36	2.69	2.69	(0.33)	(0.34)
Pro forma net tangible book value after this offering	6.07	6.08	5.34	5.36	4.29	4.31	2.64	2.64	(0.38)	(0.39)
Dilution to public shareholders	$3.93	$3.92	$4.66	$4.64	$5.71	$5.69	$7.36	$7.36	$10.38	$10.39
Percentage of dilution to public shareholders	39.33%	39.22%	46.56%	46.45%	57.05%	56.94%	73.64%	73.55%	103.84%	103.85%
Numerator:
Net tangible book deficit before this offering	$(172,079)	$(172,079)	$(172,079)	$(172,079)	$(172,079)	$(172,079)	$(172,079)	$(172,079)	$(172,079)	$(172,079)
Net proceeds from this offering and the sale of the private placement units	$100,750,000	$115,750,000	$100,750,000	$115,750,000	$100,750,000	$115,750,000	$100,750,000	$115,750,000	$100,750,000	$115,750,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	185,000	185,000	185,000	185,000	185,000	185,000	185,000	185,000	185,000	185,000
Less: Deferred underwriting commissions	(3,000,000)	(3,450,000)	(3,000,000)	(3,450,000)	(3,000,000)	(3,450,000)	(3,000,000)	(3,450,000)	(3,000,000)	(3,450,000)
Less: Over-allotment liability	(102,000)	—	(102,000)	—	(102,000)	—	(102,000)	—	(102,000)	—
Less: Amounts paid for redemptions	—	—	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
	$97,660,921	$112,312,921	$72,660,921	$83,562,921	$47,660,921	$54,812,921	$22,660,921	$26,062,921	$(2,339,079)	$(2,687,079)
Denominator:
Ordinary shares outstanding prior to this offering	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750	3,593,750
Ordinary shares forfeited if over-allotment is not exercised	(468,750)	—	(468,750)	—	(468,750)	—	(468,750)	—	(468,750)	—
Class A ordinary shares included in the units offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Class A ordinary shares included in the rights offered	2,500,000	2,875,000	2,500,000	2,875,000	2,500,000	2,875,000	2,500,000	2,875,000	2,500,000	2,875,000
Class A ordinary shares included in the private placement units	378,000	408,000	378,000	408,000	378,000	408,000	378,000	408,000	378,000	408,000
Class A ordinary shares included in the private placement rights	94,500	102,000	94,500	102,000	94,500	102,000	94,500	102,000	94,500	102,000
Less: Shares subject to redemption	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
	16,097,500	18,478,750	13,597,500	15,603,750	11,097,500	12,728,750	8,597,500	9,853,750	6,097,500	6,978,750